INCOME TAXES (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended			12 Months Ended				69 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
INCOME TAXES [Abstract]
Operating Losses	$ 434,985	$ 267,745	$ 1,208,663	$ 648,095	$ 14,319	$ 910,518	$ 222,462	$ 21,466	$ 36,316	$ 1,205,081
Statutory tax rate						35.00%